ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2011
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2011
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,792	$(2,187)	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(21,490)

	December 31, 2010
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$(1,485)	$325	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,282)
Foreign currency translation	446	0	446	565
Total	$(3,174)	$1,617	$(1,557)	$(12,044)

	December 31, 2009
	Transactions
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Balances Net of tax
Unrealized gain on securities available-for-sale	$5,138	$(1,853)	$3,285	$10,224
Unrealized loss on derivatives	251	(89)	162	931
Retirement obligation	(3,310)	1,162	(2,148)	(21,761)
Foreign currency translation	119	0	119	119
Total	$2,198	$(780)	$1,418	$(10,487)